Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
bpost SA(a)	24,229	$159,281

Banks — 8.2%
KBC Group NV	48,350	2,531,523

Beverages — 22.2%
Anheuser-Busch InBev SA/NV	147,495	6,876,006

Biotechnology — 10.2%
Argenx SE(a)	6,787	1,445,732
Galapagos NV(a)	8,477	1,728,878

		3,174,610

Capital Markets — 0.8%
Gimv NV	4,299	258,227

Chemicals — 8.9%
Recticel SA	11,403	94,877
Solvay SA	14,713	1,120,744
Tessenderlo Group SA(a)	4,446	128,583
Umicore SA	31,623	1,401,405

		2,745,609

Construction & Engineering — 0.4%
Cie. d’Entreprises CFE	1,918	138,463

Distributors — 1.0%
D’ieteren SA/NV	4,934	295,821

Diversified Financial Services — 10.2%
Ackermans & van Haaren NV(a)	4,878	671,202
Groupe Bruxelles Lambert SA	16,261	1,315,353
KBC Ancora	8,673	289,615
Sofina SA	3,177	869,348

		3,145,518

Diversified Telecommunication Services — 2.1%
Proximus SADP	31,665	662,008

Electric Utilities — 2.3%
Elia Group SA/NV	6,011	706,077

Electronic Equipment, Instruments & Components — 1.2%
Barco NV	2,088	363,252

Entertainment — 0.5%
Kinepolis Group NV(a)	3,499	144,592

Equity Real Estate Investment Trusts (REITs) — 8.6%
Aedifica SA	5,167	552,336
Befimmo SA	5,218	216,498
Cofinimmo SA	5,094	693,556
Intervest Offices & Warehouses NV	5,090	123,711
Montea CVA	2,344	219,539
Retail Estates NV	2,469	162,312
Warehouses De Pauw CVA	26,751	705,377

		2,673,329

Food & Staples Retailing — 2.2%
Colruyt SA	11,486	694,783

Health Care Equipment & Supplies — 0.5%
Biocartis NV(a)(b)(c)	14,970	81,761
Ion Beam Applications(a)(c)	7,578	64,822

		146,583

Security	Shares	Value

Health Care Providers & Services — 1.0%
Fagron	13,404	$320,564

Health Care Technology — 0.5%
AGFA-Gevaert NV(a)	36,155	145,183

Insurance — 3.4%
Ageas SA/NV	30,639	1,045,273

IT Services — 0.3%
Econocom Group SA/NV	39,631	87,285

Media — 1.3%
Telenet Group Holding NV	9,855	404,067

Metals & Mining — 0.6%
Bekaert SA	8,670	185,745

Oil, Gas & Consumable Fuels — 1.4%
Euronav NV	37,802	378,441
Exmar NV(a)(c)	12,790	58,331

		436,772

Personal Products — 0.8%
Ontex Group NV	14,937	236,268

Pharmaceuticals — 8.4%
Mithra Pharmaceuticals SA(a)	4,323	113,244
UCB SA	24,931	2,495,879

		2,609,123

Semiconductors & Semiconductor Equipment — 0.9%
Melexis NV	4,472	293,740

Textiles, Apparel & Luxury Goods — 0.4%
Sioen Industries NV	2,856	57,025
Van de Velde NV	2,434	58,752

		115,777

Wireless Telecommunication Services — 0.4%
Orange Belgium SA	7,686	125,507

Total Common Stocks — 99.2% (Cost: $42,300,092)		30,720,986

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.69%(d)(e)(f)	61,707	61,800
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(d)(e)	10,000	10,000

		71,800

Total Short-Term Investments — 0.3% (Cost: $71,702)		71,800

Total Investments in Securities — 99.5% (Cost: $42,371,794)		30,792,786

Other Assets, Less Liabilities — 0.5%		167,112

Net Assets — 100.0%		$30,959,898

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Belgium ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,699,780	(1,638,073)	61,707	$61,800	$25,021	(b)	$(2,417)	$(318)
BlackRock Cash Funds: Treasury, SL Agency Shares	19,000	(9,000)	10,000	10,000	205		—	—

				$71,800	$25,226		$(2,417)	$(318)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	06/19/20	$203	$10,391

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$30,720,986	$—	$—	$30,720,986
Money Market Funds	71,800	—	—	71,800

	$30,792,786	$—	$—	$30,792,786

Derivative financial instruments(a)
Assets
Futures Contracts	$10,391	$—	$—	$10,391

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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